Income tax expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income tax expense

9.    Income tax expense

	2020	2019	2018

Current income tax expense	(724,688)	(570,509)	(654,953)
Deferred income tax credit/(expense)	337,495	(215,121)	159,472
Total income tax expense	(387,193)	(785,630)	(495,481)

Income tax expense is attributable to profit from continuing operations.

		Tax (expense)/
Income tax relating to each component of other comprehensive income	Before tax	credit	Net of tax
2020
Foreign currency translation differences	29,352	7,729	37,081
Change in cash flow hedge reserve	9,914	(5,957)	3,957
Change in cost of hedging reserve	(487,644)	92,089	(395,555)
Fair value reserve	(1,970)	483	(1,487)
Hedges of net investments in foreign operations	(368,959)	72,684	(296,275)
Remeasurements of employee termination benefits	(37,230)	6,085	(31,145)
	(856,537)	173,113	(683,424)

2019
Foreign currency translation differences	536,796	(99,234)	437,562
Change in cash flow hedge reserve	(217,877)	47,933	(169,944)
Change in cost of hedging reserve	75,605	(16,634)	58,971
Fair value reserve	4,451	(979)	3,472
Hedges of net investments in foreign operations	(55,389)	12,186	(43,203)
Remeasurements of employee termination benefits	(36,385)	8,005	(28,380)
	307,201	(48,723)	258,478

2018
Foreign currency translation differences	850,188	(226,667)	623,521
Change in cash flow hedge reserve	19,156	(4,214)	14,942
Change in cost of hedging reserve	(347,602)	76,472	(271,130)
Remeasurements of employee termination benefits	12,699	(2,794)	9,905
	534,441	(157,203)	377,238

Reconciliation of income tax expense

	2020	2019	2018
Profit from continuing operations before income tax expense	4,626,813	3,289,884	2,672,816
(Loss) from discontinued operations before income tax expense	—	772,436	—
Profit before income tax expense	4,626,813	4,062,320	2,672,816

Tax at the Turkey's tax rate	(1,017,899)	(893,710)	(588,020)
Difference in overseas tax rates	(3,825)	(12,580)	7,617
Effect of exemptions (*)	130,718	123,878	198,160
Previously unrecognized tax losses used to reduce deferred tax expense (**)	665,842	—	—
Utilization of previously unrecognized tax losses	6,746	—	—
Effect of amounts which are not deductible and permanent differences	(123,738)	(134,538)	(91,778)
Tax exemptions from sale of subsidiary and associate (***)	—	169,936	24,268
Change in unrecognized deferred tax assets (****)	(47,094)	(41,681)	(50,551)
Adjustments for current tax of prior years	3,452	3,880	2,510
Tax effect of investment in associate and joint venture	(2,794)	(2,592)	—
Other	1,399	1,777	2,313
Total income tax expense	(387,193)	(785,630)	(495,481)

(*)  Mainly comprises of research and development tax credit exemption. For the year ended 31 December 2018, includes the exemption effect of sales of Fintur amounted to TL 76,164.

(**) Mainly comprises the deferred tax credit of TL 665,842 which relates to the carried-forward tax losses of lifecell. lifecell has recorded positive taxable profits for the year ended 31 December 2020, mainly as a result of increased subscriber numbers and cost management.  The Group has concluded that the deferred tax assets will be recoverable using the estimated future taxable profits based on the business plan of lifecell. The tax losses can be carried forward indefinitely and have no expiry date.

(***) For the years ended 31 December 2019 and 2018, includes the Group’s transfer of its total shareholding in Fintur and Azerinteltek, respectively (Note 39).

(****) Mainly comprises of unused tax losses for which no deferred tax asset has been recognized.

The Turkish entities within the Group are subject to corporate tax at the rate of 20%. Corporate tax is applied on taxable corporate income, which is calculated from the statutory accounting profit by adding back non-deductible expenses, and by deducting tax exempt income. On 5 December 2017, Turkey’s Law No. 7061 on the Amendment of Certain Tax Laws and Some Other Laws, and which was adopted on 28 November 2017, was published in the Official Gazette. The Law increases the corporate tax rate under Corporate Tax Law, No. 5520, from the current 20% rate to 22% for tax years 2018, 2019, and 2020; the change took effect on the Law’s date of publication. The corporate tax rate decreases to 20% in 2021.

In Turkey, there is no procedure for a final and definitive agreement on tax assessments. Companies file their tax returns by the end of the fourth month following the closing of the accounting year to which they relate. Corporate tax payment is made by the end of the month in which the tax return is filed. The tax authorities may, however, examine such returns and the underlying accounting records, and may revise assessments within a five-year period. Advance tax returns are filed on a quarterly basis.

In Turkey, the transfer pricing provisions have been stated under Article 13 of Corporate Tax Law with the heading of “disguised profit distribution via transfer pricing”. The General Communiqué on disguised profit distribution via Transfer Pricing, dated 18 November 2007 sets out the details of implementation.

If a taxpayer enters into transactions regarding the sale or purchase of goods and services with related parties, where the prices are not set in accordance with arm's length principle, then related profits are considered to be distributed in a disguised manner through transfer pricing. Such disguised profit distributions through transfer pricing are not accepted as tax deductible for corporate income tax purposes.

The deduction of 100% of the research and development expenses is allowed when the taxpayers are made these expenditures exclusively for new technology and information researches.

Dividend payments of Turkish resident corporations to Turkish real persons, foreign corporations and foreign real persons are subject to 15% withholding tax. It is possible to apply reduced withholding tax rate for dividend payments made to abroad, under the scope of provisions of an applicable double taxation treaty. On the other hand, dividend payments made to Turkish resident companies are not subject to withholding tax.

Dividend income of Turkish taxpayers received from other Turkish taxpayers is exempted from corporate tax. However, dividends received from participation shares and stocks of fund and investment partnerships cannot utilize from this exemption.

75% of the profits arising from the sale of affiliate shares, founders' shares, redeemed shares and preemptive rights that are held by the corporations for at least two years are exempted from corporate tax. However, as of 5 December 2017, the date of the publication of the Law No. 7061, 50% of the profits arising from the sale of immovable properties included in the assets of corporations for two years are exempted from corporate tax. The exemption rate had been 75% prior to this date. In order to benefit from these exemptions, profits must be recorded under a passive fund account on the balance sheet and not withdrawn for 5 years. Also, the sale amounts must be received until the end of the second calendar year following the sale.

Pursuant to Article 10/13‑h of Law No.7143 published in the Official Gazette dated 18 May 2018 and numbered 30425;

•	For the resident real persons and institutions,
•	Income from the sale of non-resident subsidiary shares,
•	Participation income from non-resident subsidiaries,
•	Commercial income through permanent establishment and permanent representatives abroad,

including those obtained until the date 31 October 2018, are exempted from income tax or corporation tax under condition that incomes are transferred from the effective date of Article until 31 December 2018. In accordance with the Presidential Decree dated 29 August 2018 and numbered 48, the terms of the Article have been extended for 6 months. In this way, including those obtained until the date 30 April 2019, income from the sale of non-resident subsidiary’s shares are exempted from corporation tax under condition that incomes are transferred until 30 June 2019.

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For the resident real persons and institutions, income from the liquidation of non-resident institutions are exempt from income tax or corporation tax under condition that incomes are transferred to Turkey until the date 31 December 2018. In accordance with the President Decision dated 29 August 2018 and numbered 48, the terms of the Article have been extended for 6 months. In this way, income from the liquidation of non-resident institutions are exempted from corporation tax under condition that incomes are transferred until 30 June 2019.